UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21910
Claymore Exchange-Traded Fund Trust 2
(Exact name of registrant as specified in charter)

2455 Corporate West Drive, Lisle, IL 60532
(Address of principal executive offices) (Zip code)
Amy J. Lee 2455 Corporate West Drive, Lisle, IL 60532
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (630) 505-3700

Date of fiscal year end: May 31

Date of reporting period: November 1, 2012 to February 28, 2013

Item 1.                      Schedule of Investments.
                  Attached hereto.

ENY Guggenheim Canadian Energy Income ETF
Portfolio of Investments
February 28, 2013 (unaudited)

Number
of Shares	Description	Value
	Common Stocks - 99.9%
	Canada - 99.9%
48,859	AltaGas Ltd.	$1,656,278
68,132	ARC Resources Ltd.(a)	1,723,099
170,615	Athabasca Oil Corp.(b)	1,682,833
65,251	Baytex Energy Corp.	2,733,681
601,378	BlackPearl Resources, Inc.(b)	1,468,274
110,504	Bonavista Energy Corp.(a)	1,410,255
36,128	Bonterra Energy Corp.(a)	1,717,051
67,613	Calfrac Well Services Ltd.	1,604,744
154,227	Canadian Energy Services & Technology Corp.	1,648,708
59,067	Canadian Natural Resources Ltd.	1,810,993
174,436	Canadian Oil Sands Ltd.(a)	3,581,872
147,139	Canyon Services Group, Inc.	1,458,437
59,620	Cenovus Energy, Inc.	1,936,396
43,778	Crescent Point Energy Corp.(a)	1,671,404
68,232	Enbridge Income Fund Holdings, Inc.	1,671,204
38,293	Enbridge, Inc.	1,712,672
83,332	EnCana Corp.(a)	1,503,632
130,500	Enerplus Corp.(a)	1,778,420
74,324	Freehold Royalties Ltd.	1,555,089
68,536	Gibson Energy, Inc.	1,679,984
236,821	Horizon North Logistics, Inc.	1,349,906
89,028	Husky Energy, Inc.(a)	2,746,051
47,153	Imperial Oil Ltd.	1,966,753
33,411	Keyera Corp.(a)	1,769,592
54,643	MEG Energy Corp.(b)	1,769,964
20,549	Paramount Resources Ltd.(b)	758,357
57,666	Pembina Pipeline Corp.(a)	1,623,320
491,438	Pengrowth Energy Corp.(a)	2,098,549
154,232	Penn West Petroleum Ltd.(a)	1,503,239
157,043	PetroBakken Energy Ltd.(a)	1,301,499
197,909	Petrominerales Ltd.(a)	1,655,578
72,791	Peyto Exploration & Development Corp.	1,782,160
229,482	Savanna Energy Services Corp.(a)	1,607,189
1,624,623	Southern Pacific Resource Corp.(b)	1,627,705
71,836	Suncor Energy, Inc.(a)	2,183,624
34,970	TransCanada Corp.	1,634,122
241,395	Trinidad Drilling Ltd.	1,653,053
139,549	Veresen, Inc.(a)	1,756,494
31,701	Vermilion Energy, Inc.(a)	1,645,720
	(Cost $72,962,454)	68,437,901

	Investments of Collateral for Securities Loaned - 41.2%
28,259,062	BNY Mellon Securities Lending Overnight Fund, 0.1879%(c) (d)	28,259,062
	(Cost $28,259,062)

	Total Investments - 141.1%
	(Cost $101,221,516)	96,696,963
	Liabilities in excess of Other Assets - (41.1%)	(28,153,687)
	Net Assets - 100.0%	$ 68,543,276

(a)	Security, or portion thereof, was on loan at February 28, 2013.
(b)	Non-income producing security.
(c)	At February 28, 2013, the total market value of the Fund's securities on loan was $26,724,377 and the total market value of the collateral held by the Fund was $28,259,062.
(d)	Interest rate shown reflects yield as of February 28, 2013.

See previously submitted notes to financial statements for the period ended November 30, 2012.

Summary of Investments by Sector Classification*
Sector	% of Long-Term Investments
Energy	93.0%
Utilities	5.0%
Industrial	2.0%

* Subject to change daily. Securities are classified by sectors that represent broad groupings of related industries.

At February 28, 2013, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$101,489,037	$2,105,022	$(6,897,096)	$(4,792,074)

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and ask prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). A valuation committee consisting of representatives from investments, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Funds and convenes monthly, or more frequently as needed.  The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, stale priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices.  On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Fund’s Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs. The Fund did not have any Level 3 securities at February 28, 2013.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of February 28, 2013.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:

Common Stocks	$68,438	$-	$-	$68,438
Investments of Collateral for Securities Loaned	28,259	-	-	28,259
Total	$96,697	$-	$-	$96,697

During the nine months ended February 28, 2013, there were no transfers between levels.

TAO Guggenheim China Real Estate ETF
Portfolio of Investments
February 28, 2013 (unaudited)

Number
of Shares	Description	Value
	Common Stocks - 100.0%
	Diversified - 12.2%
310,000	Swire Pacific Ltd., Class A	$ 4,001,496
497,500	Swire Pacific Ltd., Class B	1,225,330
502,000	Wharf Holdings Ltd.	4,388,943
		9,615,769

	Financial - 87.8%
702,000	Agile Property Holdings Ltd.	907,051
1,570,000	Champion Real Estate Investment Trust, REIT(a)	801,718
237,000	Cheung Kong Holdings Ltd.	3,685,719
372,000	China Overseas Grand Oceans Group Ltd.(a)	522,873
1,264,472	China Overseas Land & Investment Ltd.	3,839,960
988,450	China Resources Land Ltd.	2,887,018
254,500	Chinese Estates Holdings Ltd.	389,880
3,535,524	Country Garden Holdings Co. Ltd.(b)	1,814,527
37,352	E-House China Holdings Ltd., ADR	165,469
2,692,792	Evergrande Real Estate Group Ltd.	1,329,928
618,000	Fortune Real Estate Investment Trust, REIT (Singapore)	542,703
1,794,000	Franshion Properties China Ltd.	633,869
1,402,000	Glorious Property Holdings Ltd.(a) (b)	267,569
141,000	Great Eagle Holdings Ltd.	560,011
311,000	Greentown China Holdings Ltd.(b)	603,965
532,000	Guangzhou R&F Properties Co. Ltd.	902,805
383,000	Hang Lung Group Ltd.	2,333,604
969,000	Hang Lung Properties Ltd.	3,754,870
499,000	Henderson Land Development Co. Ltd.	3,471,511
526,000	Hongkong Land Holdings Ltd.	4,065,980
343,000	Hopewell Holdings Ltd.	1,499,410
354,000	Hopson Development Holdings Ltd.(a) (b)	610,782
321,000	Hysan Development Co. Ltd.	1,651,599
540,000	K Wah International Holdings Ltd.	309,871
977,000	Kaisa Group Holdings Ltd.(b)	325,043
408,000	Kerry Properties Ltd.	2,099,228
675,000	KWG Property Holding Ltd.	463,065
729,000	Link Real Estate Investment Trust, REIT	3,896,536
694,500	Longfor Properties Co. Ltd.(a)	1,230,511
1,423,600	New World China Land Ltd.	655,364
1,889,000	New World Development Co. Ltd.	3,478,458
1,034,000	Poly Property Group Co. Ltd.(a) (b)	738,681
5,680,000	Renhe Commercial Holdings Co. Ltd.(a) (b)	417,494
1,150,000	Shenzhen Investment Ltd.	502,718
660,500	Shimao Property Holdings Ltd.	1,328,691
1,461,800	Shui On Land Ltd.	676,720
1,531,400	Sino Land Co. Ltd.	2,784,417
1,939,000	Sino-Ocean Land Holdings Ltd.	1,340,199
966,000	SOHO China Ltd.	751,140
243,000	Sun Hung Kai Properties Ltd.	3,760,227
844,000	Sunac China Holdings Ltd.	654,099
556,417	Swire Properties Ltd.	2,080,774
477,000	Tian An China Investment	297,093
442,000	Wheelock & Co. Ltd.	2,413,806
303,000	Yanlord Land Group Ltd. (Singapore)(a) (b)	375,767
2,714,000	Yuexiu Property Co. Ltd.	937,932
905,000	Yuexiu Real Estate Investment Trust, REIT	477,308
		69,237,963

	Total Common Stocks - 100.0%
	(Cost $74,415,905)	78,853,732

	Investments of Collateral for Securities Loaned - 3.2%
2,551,106	BNY Mellon Securities Lending Overnight Fund, 0.1879%(c) (d)	2,551,106
	(Cost $2,551,106)

	Total Investments - 103.2%
	(Cost $76,967,011)	81,404,838
	Liabilities in excess of Other Assets - (3.2%)	(2,543,642)
	Net Assets - 100.0%	$ 78,861,196

ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

(a)	Security, or portion thereof, was on loan at February 28, 2013.

(b)	Non-income producing security.

(c)	At February 28, 2013, the total market value of the Fund's securities on loan was $2,357,413 and the total market value of the collateral held by the Fund was $2,551,106.

(d)	Interest rate shown reflects yield as of February 28, 2013.

Securities are classified by sectors that represent broad groupings of related industries.

Summary of Investments by Country
Country*	% of Long-Term Investments
China	98.8%
Singapore	1.2%
* Subject to change daily.

See previously submitted notes to financial statements for the period ended November 30, 2012.

At February 28, 2013, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$77,229,011	$5,142,857	$(967,030)	$4,175,827

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and ask prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). A valuation committee consisting of representatives from investments, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Funds and convenes monthly, or more frequently as needed.  The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, stale priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices.  On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Funds’ Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs. The Fund did not have any Level 3 securities at February 28, 2013.

The following table represents the Funds investments carried by caption and by level within the fair value hierarchy as of February 28, 2013:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$78,854	$-	$-	$78,854
Investments of Collateral for Securities Loaned	2,551	-	-	2,551
Total	$81,405	$-	$-	$81,405

During the nine months ended February 28, 2013, there were no transfers between levels.

HAO Guggenheim China Small Cap ETF
Portfolio of Investments
February 28, 2013 (unaudited)

Number
of Shares	Description	Value
	Common Stocks - 100.0%
	Basic Materials - 10.5%
2,306,000	Angang Steel Co. Ltd.(a)	$1,552,231
1,212,102	Billion Industrial Holdings Ltd.(a)	828,403
3,770,000	China BlueChemical Ltd.	2,416,153
4,058,000	China Forestry Holdings Co. Ltd.(b) (c) (d)	–
1,861,136	China Hongqiao Group Ltd.	883,187
7,798,000	China Lumena New Materials Corp.(a)	1,830,127
2,797,000	China Molybdenum Co. Ltd.(a)	1,374,181
6,614,000	China Precious Metal Resources Holdings Co. Ltd.(a) (c)	1,194,040
1,851,000	China Vanadium Titano - Magnetite Mining Co. Ltd.	432,028
2,297,000	Dongyue Group(a)	1,522,477
1,571,000	Fufeng Group Ltd.	672,575
4,125,000	Huabao International Holdings Ltd.(a)	2,303,236
3,482,000	Hunan Nonferrous Metal Corp. Ltd.(a) (c)	1,162,934
3,390,000	Lee & Man Paper Manufacturing Ltd.	2,539,817
3,652,000	Maanshan Iron & Steel(a)	1,092,560
3,172,000	MMG Ltd. (Australia)(c)	1,402,988
3,538,000	Nine Dragons Paper Holdings Ltd.	3,366,982
15,880,071	North Mining Shares Co. Ltd.(a) (c)	941,970
1,072,500	Real Gold Mining Ltd.(b) (c) (d)	76,065
9,156,000	Shougang Concord International Enterprises Co. Ltd.(a) (c)	590,340
3,696,000	Sinofert Holdings Ltd.(a)	915,082
4,970,000	Sinopec Shanghai Petrochemical Co. Ltd.	2,179,023
2,962,000	Sinopec Yizheng Chemical Fibre Co. Ltd.	870,856
1,993,015	Xingda International Holdings Ltd.	940,629
1,600,000	Xinjiang Xinxin Mining Industry Co. Ltd.	359,001
2,814,000	Yingde Gases Group Company Ltd.	3,294,857
598,000	Yip's Chemical Holdings Ltd.	587,601
1,860,000	Zhaojin Mining Industry Co. Ltd.	2,451,266
		37,780,609

	Communications - 4.8%
106,463	AsiaInfo-Linkage, Inc.(c)	1,174,287
5,062,000	China Communications Services Corp. Ltd.	3,165,851
2,744,000	China Wireless Technologies Ltd.	735,993
1,771,400	Comba Telecom Systems Holdings Ltd.(a)	589,336
210,354	Giant Interactive Group, Inc., ADR(a)	1,304,195
289,552	Renren, Inc., ADR(a) (c)	857,074
62,948	Sohu.com, Inc.(c)	2,809,999
1,242,000	TCL Communication Technology Holdings Ltd.	376,371
5,885,400	VODone Ltd.(a)	500,895
165,605	Youku Tudou, Inc., ADR(a) (c)	3,376,686
1,341,014	ZTE Corp.(a)	2,289,538
		17,180,225

	Consumer, Cyclical - 20.0%
1,262,000	361 Degrees International Ltd.(a)	369,413
4,332,000	Air China Ltd.	3,508,122
1,286,000	Ajisen China Holdings Ltd.	928,658
1,652,000	Anta Sports Products Ltd.(a)	1,563,625
1,135,514	Baoxin Auto Group Ltd.(c)	1,218,267
1,727,002	Boshiwa International Holding Ltd.(a) (b) (c) (d)	216,687
6,144,000	Bosideng International Holdings Ltd.	1,901,468
1,089,000	Byd Co. Ltd.(a)	3,861,777
1,592,015	C.banner International Holdings Ltd.	578,926
1,364,017	Cecep Costin New Materials Group Ltd.	596,274
5,881,000	China Dongxiang Group Co.	788,699
3,344,000	China Eastern Airlines Corp. Ltd.(c)	1,431,631
5,373,000	China Hongxing Sports Ltd.(b) (c) (d)	–
1,166,000	China Lilang Ltd.	721,716
3,410,027	China Outfitters Holdings Ltd.	628,811
3,688,000	China Southern Airlines Co. Ltd.	2,035,454
5,680,000	China Travel International Investments	1,193,885
856,520	China Yongda Automobiles Services Holdings Ltd.(c)	925,568
1,776,000	China ZhengTong Auto Services Holdings Ltd.(a) (c)	1,419,911
1,703,000	Dah Chong Hong Holdings Ltd.	1,750,248
1,616,128	Digital China Holdings Ltd.	2,538,339
1,258,000	Golden Eagle Retail Group Ltd.(a)	2,582,559
24,332,000	GOME Electrical Appliances Holding Ltd.(a) (c)	2,698,378
1,813,000	Haier Electronics Group Co. Ltd.(c)	3,273,048
4,660,000	Hengdeli Holdings Ltd.(a)	1,520,313
22,162	Home Inns & Hotels Management, Inc., ADR(a) (c)	646,687
2,426,000	Intime Department Store Group Co. Ltd.	2,975,075
1,398,500	LI Ning Co. Ltd.(a)	863,823
2,398,000	Maoye International Holdings Ltd.(a)	522,592
1,316,000	Minth Group Ltd.	1,720,761
1,540,015	Newocean Energy Holdings Ltd.	903,572
2,524,500	Parkson Retail Group Ltd.	1,640,713
5,520,000	PCD Stores Group Ltd.(a)	832,821
683,500	Ports Design Ltd.	607,274
2,594,000	Qingling Motors Co. Ltd.	709,141
15,200,000	REXLot Holdings Ltd.	1,391,645
2,964,000	Shanghai Jin Jiang International Hotels Group Co. Ltd.	531,275
1,361,900	Shanghai Pharmaceuticals Holding Co. Ltd.	2,932,839
806,112	Shenzhou International Group Holdings Ltd.	2,286,887
1,393,500	Sinotruk Hong Kong Ltd.(a)	959,566
4,102,000	Skyworth Digital Holdings Ltd.	2,755,878
2,379,152	Springland International Holdings Ltd.(a)	1,398,987
1,058,000	TCL Multimedia Technology Holdings Ltd.	836,320
1,136,500	Wumart Stores, Inc.	2,227,612
935,000	Xinhua Winshare Publishing and Media Co. Ltd.	524,478
4,650,000	Xinyi Glass Holdings Ltd.(c)	3,124,045
1,103,500	XTEP International Holdings	449,662
1,904,000	Ying LI International Real Estate Ltd. (Singapore)(c)	807,594
1,159,000	Zhongsheng Group Holdings Ltd.(a)	1,793,458
		71,694,482

	Consumer, Non-cyclical - 16.4%
18,970	51job, Inc., ADR(c)	1,053,025
1,038,000	Anhui Expressway Co.	594,302
4,856,000	Anxin-China Holdings Ltd.	1,120,878
1,608,000	Asian Citrus Holdings Ltd.	771,357
326,111	Biostime International Holdings Ltd.	1,429,786
4,689,000	China Agri-Industries Holdings Ltd.	2,666,523
1,530,000	China Foods Ltd.(a)	1,008,182
1,621,000	China Huiyuan Juice Group Ltd.	650,085
2,244,131	China Medical System Holdings Ltd.	2,054,628
827,000	China Minzhong Food Corp. Ltd.(c)	798,437
6,288,254	China Modern Dairy Holdings Ltd.(a) (c)	2,108,288
1,596,000	China Pharmaceutical Group Ltd.	642,117
829,000	China Shineway Pharmaceutical Group Ltd.	1,413,229
2,905,000	China Yurun Food Group Ltd.(a)	2,082,800
13,094,000	CP Pokphand Co. Ltd.	1,620,952
2,006,000	Dalian Port PDA Co. Ltd.	483,726
4,106,000	Global Bio-Chem Technology Group Co. Ltd.	471,233
1,566,015	Goodbaby International Holdings Ltd.	850,168
458,000	Guangzhou Pharmaceutical Co. Ltd.	1,112,687
2,690,880	Hua Han Bio-Pharmaceutical Holdings Ltd.	791,144
2,568,000	Jiangsu Expressway Co. Ltd.	2,596,197
801,000	Lianhua Supermarket Holdings Co. Ltd.	737,492
3,082,027	Lijun International Pharmaceutical Holding Ltd.	850,505
1,403,111	Microport Scientific Corp.	879,336
1,293,000	People's Food Holdings Ltd.(a)	1,389,368
1,536,000	Real Nutriceutical Group Ltd.(a)	445,656
2,558,000	Shenguan Holdings Group Ltd.(a)	1,306,238
1,598,000	Shenzhen Expressway Co. Ltd.	653,225
17,805,000	Shenzhen International Holdings Ltd.	2,502,621
1,880,000	Sichuan Expressway Co. Ltd.	647,285
4,088,165	Sihuan Pharmaceutical Holdings Group Ltd.(a)	1,897,831
6,180,000	Sino Biopharmaceutical	3,554,266
1,410,014	Tenfu Cayman Holdings Co. Ltd.(a)	780,023
2,152,134	Tibet 5100 Water Resources Holdings Ltd.	652,174
248,000	Tong Ren Tang Technologies Co. Ltd.	697,164
592,000	Tsingtao Brewery Co. Ltd.	3,706,274
2,026,000	Uni-President China Holdings Ltd.	2,494,993
1,438,000	United Laboratories International Holdings Ltd.(a)	697,226
1,099,000	Vinda International Holdings Ltd.(a)	1,553,227
152,366	WuXi PharmaTech Cayman, Inc., ADR(c)	2,489,660
3,575,170	Yashili International Holdings Ltd.	1,336,969
1,346,000	Yuexiu Transport Infrastructure Ltd.	755,024
3,050,000	Zhejiang Expressway Co. Ltd.	2,560,398
		58,906,699

	Diversified - 0.5%
2,404,000	C C Land Holdings Ltd.	790,499
6,786,000	Citic Resources Holdings Ltd.(c)	980,073
		1,770,572

	Energy - 4.8%
1,880,015	Anton Oilfield Services Group(a)	1,069,120
7,940,000	China Oil & Gas Group Ltd.(c)	1,566,529
2,856,167	China Suntien Green Energy Corp. Ltd.	688,735
612,000	CIMC Enric Holdings Ltd.	678,698
15,444,072	GCL-Poly Energy Holdings Ltd.(a)	4,122,482
2,069,000	Hidili Industry International Development Ltd.(a)	565,618
140,201	Inner Mongolia Yitai Coal Co. Ltd.(c)	741,245
2,108,147	MIE Holdings Corp.	608,941
7,328,036	Shougang Fushan Resources Group Ltd.	3,231,769
1,210,014	Sinopec Kantons Holdings Ltd.	1,096,913
1,690,015	SPT Energy Group, Inc.	806,341
8,836,000	United Energy Group Ltd.(c)	1,435,664
4,085,230	Winsway Coking Coal Holding Ltd.(a)	590,012
		17,202,067

	Financial - 17.3%
2,692,000	Agile Property Holdings Ltd.	3,478,319
2,190,000	Beijing Capital Land Ltd.	996,886
1,830,000	China Everbright Ltd.	3,398,131
1,473,000	China Overseas Grand Oceans Group Ltd.(a)	2,070,407
2,541,000	China SCE Property Holdings Ltd.	606,182
4,442,000	China South City Holdings Ltd.(a)	738,916
1,846,800	China Taiping Insurance Holdings Co. Ltd.(c)	3,686,527
5,320,233	Chongqing Rural Commercial Bank	2,984,328
151,039	E-House China Holdings Ltd., ADR	669,103
4,260,000	Fantasia Holdings Group Co. Ltd.	670,187
2,711,000	Far East Horizon Ltd.	1,996,146
7,240,000	Franshion Properties China Ltd.	2,558,089
5,625,000	Glorious Property Holdings Ltd.	1,073,522
1,228,000	Greentown China Holdings Ltd.	2,384,789
2,158,000	Guangzhou R&F Properties Co. Ltd.	3,662,131
1,342,000	Hopson Development Holdings Ltd.(a)	2,315,449
3,933,000	Kaisa Group Holdings Ltd.(a) (c)	1,308,489
2,704,000	KWG Property Holding Ltd.(a)	1,855,004
2,064,000	Mingfa Group International Co. Ltd.	697,329
4,093,000	Poly Property Group Co. Ltd.(a)	2,924,005
2,221,000	Powerlong Real Estate Holdings Ltd.	564,211
22,836,000	Renhe Commercial Holdings Co. Ltd.(a)	1,678,501
1,021,000	Shanghai Industrial Holdings Ltd.	3,330,986
2,954,000	Shanghai Industrial Urban Development Group Ltd.(c)	662,806
4,596,000	Shenzhen Investment Ltd.	2,009,122
5,882,500	Shui On Land Ltd.(a)	2,723,222
3,910,000	SOHO China Ltd.(a)	3,040,330
3,399,173	Sunac China Holdings Ltd.	2,634,355
1,195,000	Yanlord Land Group Ltd. (Singapore)(a)	1,481,983
10,870,000	Yuexiu Property Co. Ltd.	3,756,565
		61,956,020

	Industrial - 19.0%
915,000	Asia Cement China Holdings Corp.	494,381
5,052,000	AviChina Industry & Technology Co. Ltd.(a)	2,319,209
2,479,500	BBMG Corp.	2,183,793
3,134,000	Beijing Capital International Airport Co. Ltd.	2,465,219
8,184,000	Beijing Enterprises Water Group Ltd.	2,532,815
4,138,000	China Aerospace International Holdings Ltd.	405,537
5,463,000	China COSCO Holdings Co. Ltd.(a)	2,930,563
4,638,000	China Everbright International Ltd.(a)	3,086,079
821,000	China High Precision Automation Group Ltd.(a) (b) (d)	96,870
2,306,000	China High Speed Transmission Equipment Group Co. Ltd.(a) (c)	1,156,739
1,926,000	China Liansu Group Holdings Ltd.	1,348,599
1,324,800	China Metal Recycling Holdings Ltd.(a) (b) (d)	1,610,974
2,452,000	China National Materials Co. Ltd.(a)	733,559
3,698,000	China Resources Cement Holdings Ltd.(a)	2,346,165
6,870,500	China Rongsheng Heavy Industries Group Holdings Ltd.(a)	1,240,346
4,116,000	China Shanshui Cement Group Ltd.	2,945,744
7,944,000	China Shipping Container Lines Co. Ltd.(a) (c)	2,356,100
2,738,000	China Shipping Development Co. Ltd.(a)	1,525,260
827,020	China Singyes Solar Technologies Holdings Ltd.	928,882
2,972,000	China Zhongwang Holdings Ltd.(a)	1,126,737
2,346,000	Chongqing Machinery & Electric Co. Ltd.	381,176
1,278,000	Cosco International Holdings Ltd.	566,912
836,014	CPMC Holdings Ltd.	678,095
3,920,000	CSR Corp. Ltd.(a)	3,209,862
718,400	Dongfang Electric Corp. Ltd.(a)	1,350,674
828,000	First Tractor Co. Ltd.	808,263
1,616,000	Fook Woo Group Holdings Ltd.(b) (c) (d)	–
1,031,110	Greatview Aseptic Packaging Co. Ltd.	667,476
3,020,000	Guangshen Railway Co. Ltd.	1,444,799
426,200	Guangzhou Shipyard International Co. Ltd.	354,487
1,183,000	Haitian International Holdings Ltd.	1,528,548
1,408,000	Harbin Electric Co. Ltd.	1,231,003
2,333,000	Honghua Group Ltd.(a)	1,143,207
1,967,000	Kingboard Laminates Holdings Ltd.	938,497
5,810,000	Lonking Holdings Ltd.(a)	1,565,846
5,754,000	Metallurgical Corp. of China Ltd.(a)	1,224,279
4,261,000	NVC Lighting Holdings Ltd.(a)	1,071,452
1,815,000	Sany Heavy Equipment International Holdings Co. Ltd.	819,165
5,970,000	Shanghai Electric Group Co. Ltd.	2,424,999
3,068,000	Sinotrans Ltd.	597,391
2,708,000	Sinotrans Shipping Ltd.	761,258
2,449,015	SITC International Holdings Co. Ltd.	922,149
542,020	SOCAM Development Ltd.	657,007
1,498,000	Sound Global Ltd.	786,669
946,020	Sunny Optical Technology Group Co. Ltd.	873,454
1,894,120	Tech Pro Technology Development Ltd.	718,094
3,240,000	Tianjin Port Development Holdings Ltd.	488,830
1,466,000	Tianneng Power International Ltd.	1,096,449
954,000	Wasion Group Holdings Ltd.	541,287
5,928,238	West China Cement Ltd.(a)	1,131,394
909,711	Xinjiang Goldwind Science & Technology Co. Ltd.(a)	506,773
4,254,213	Yuanda China Holdings Ltd.(a)	548,587
957,106	Zhuzhou CSR Times Electric Co. Ltd.(a)	3,165,731
		68,037,384

	Technology - 2.9%
59,362	AutoNavi Holdings Ltd., ADR(c)	602,524
2,650,167	Chinasoft International Ltd.(c)	632,225
12,603,982	Hanergy Solar Group Ltd.(a) (c)	780,146
1,798,000	Ju Teng International Holdings Ltd.(a)	973,791
3,708,000	Kingdee International Software Group Co. Ltd.(a)	655,069
1,575,000	Kingsoft Corp. Ltd.	1,364,823
521,020	NetDragon Websoft, Inc.	687,988
49,571,000	Semiconductor Manufacturing International Corp.(a) (c)	2,844,555
1,884,000	TPV Technology Ltd.	631,656
1,987,500	Travelsky Technology Ltd.	1,301,959
		10,474,736

	Utilities - 3.8%
5,325,247	China Datang Corp. Renewable Power Co. Ltd.	1,174,255
4,218,000	China Power International Development Ltd.(a)	1,359,794
12,760,061	China Power New Energy Development Co. Ltd.(c)	888,532
1,492,000	China Resources Gas Group Ltd.	3,459,275
7,028,000	Datang International Power Generation Co. Ltd.	3,054,135
3,020,000	Huadian Power International Co.(c)	1,320,181
6,130,248	Huaneng Renewables Corp. Ltd.(a) (c)	1,573,105
820,000	Tianjin Development Holdings Ltd.(c)	619,638
		13,448,915

	Total Common Stocks - 100.0%
	(Cost $362,276,927)	358,451,709

	Investments of Collateral for Securities Loaned - 18.5%
66,250,766	BNY Mellon Securities Lending Overnight Fund, 0.1879%(e) (f)	66,250,766
	(Cost $66,250,766)

	Total Investments - 118.5%
	(Cost $428,527,693)	424,702,475
	Liabilities in excess of Other Assets - (18.5%)	(66,208,340)
	Net Assets - 100.0%	$ 358,494,135

ADR - American Depositary Receipt

(a)	Security, or portion thereof, was on loan at February 28, 2013.
(b)
Security is valued based on observable and/or unobservable inputs in accordance with Fair Valuation procedures established in good faith by management and approved by the Board of Trustees. The total market value of such securities is $2,000,596 which represents 0.6% of net assets.

(c)	Non-income producing security.
(d)	Illiquid security.
(e)	At February 28, 2013, the total market value of the Fund's securities on loan was $59,895,398 and the total market value of the collateral held by the Fund was $66,250,766.
(f)	Interest rate shown reflects yield as of February 28, 2013.

See previously submitted notes to financial statements for the period ended November 30, 2012.

Country Allocation*
China	99.0%
Singapore	0.6%
Australia	0.4%

* Subject to change daily. Based on Long-Term Investments.

At February 28, 2013, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$431,247,035	$31,955,656	$(38,500,216)	$(6,544,560)

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and ask prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). A valuation committee consisting of representatives from investments, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Fund and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, stales priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Fund's Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs.

The valuation process involved for Level 3 measurements for the Fund is completed on a daily basis and is designed to subject the Level 3 valuations to an appropriate level of oversight and review. For Level 3 securities, the Fund utilizes a pricing committee (the "Pricing Committee") which is comprised of employees of the Investment Adviser or its affiliates responsible for implementing the valuation procedures established by the Fund. Investment professionals prepare preliminary valuations based on their evaluation of financial data, company specific developments, market valuations of comparable companies, market information and other factors. These preliminary valuations are reviewed by the Pricing Committee with subsequent deliberations until an appropriate price is determined for the Level 3 security.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of February 28, 2013:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks:
Basic Materials	$37,705	$-	$76	$37,781
Communications	17,180	-	-	17,180
Consumer, Cyclical	71,477	-	217	71,694
Consumer, Non-cyclical	58,907	-	-	58,907
Diversified	1,770	-	-	1,770
Energy	17,202	-	-	17,202
Financial	61,956	-	-	61,956
Industrial	66,329	1,611	97	68,037
Technology	10,475	-	-	10,475
Utilities	13,449	-	-	13,449
Investments of Collateral for Securities Loaned	66,251	-	-	66,251
Total	$422,701	$1,611	$390	$424,702
* Market value is less than minimum figure disclosed.

The transfers in and out of the valuation levels for the Guggenheim China Small Cap ETF as of the report date when compared to the valuation levels at the end of the previous fiscal year are detailed below.

$(000s)
Transfer from Level 1 to Level 2	$1,610,974
Transfers from Level 2 to Level 3	$ 313,557

The transfer from Level 1 to Level 2 is a result of China Metal Recycling being halted on the principal exchange on which it trades.

The transfers from Level 2 to Level 3 are a result of Boshiwa International Holding Ltd. and China High Precision Automation Group Ltd. being halted on the principal exchange on which each trades and negative public information on each company.

Trading in the shares of China Forestry Holdings Co., Ltd. ("China Forestry") was halted on the Hong Kong stock exchange on January 26, 2011, pending the publication of an announcement in relation to price sensitive information. China Forestry continues to be halted. Following the release of negative news stories, the Pricing Committee met and, after reviewing the most recently available annual financial results of China Forestry, valued China Forestry at $0.00 per share. If trading of China Forestry resumes on a primary exchange, the value of China Forestry could significantly increase.

Trading in the shares of Real Gold Mining, Ltd. (“Real Gold”) was halted on the Hong Kong stock exchange on May 27, 2011, pending the release of an announcement in relation to the clarification of news which was price sensitive in nature. The security continues to be halted following the release of several negative announcements concerning Real Gold. The Pricing Committee valued Real Gold at approxiamately $0.07 per share, which is based on a recent indication of interest received from a third party. If trading of Real Gold resumes on a primary exchange, the value of Real Gold could significantly increase or decrease.

Trading in the shares of Boshiwa International Holdings Ltd. (“Boshiwa”) was halted on the Hong Kong stock exchange on March 15, 2012, following the resignation of external auditors. Boshiwa continues  to be halted. Following the release of several negative announcements concerning Boshiwa, the Pricing Committee valued Boshiwa at a discount to a correlating index price. If trading of Boshiwa resumes on a primary exchange, the value of Boshiwa could significantly increase or decrease.

Trading in the shares of China Hongxing Sports Ltd. (“China Hongxing”) was halted on the Singapore stock exchange on February 22, 2011, pending the release of an announcement in relation to the clarification of news which was price sensitive in nature. China Hongxing continues to be halted. Following the release of several negative announcements concerning China Hongxing, and considering the extended period of time China Hongxing has been halted, the Pricing Committee valued China Hongxing at $0.00 per share. If trading of China Hongxing resumes on a primary exchange, the value of China Hongxing could significantly increase.

Trading for China High Precision Automation Group Ltd. (“China High Precision”) was halted on the Hong Kong stock exchange on August 22, 2012, pending the publication of an announcement in relation to price sensitive information. On January 31, 2013, China High Precision issued a profit warning citing a decrease in the demand and selling price of their products. The Pricing Committee valued China High Precision at $0.12 per share, which is a discount to the last exchange-traded price. If trading of China High Precision resumes on a primary exchange, the value of China High Precision could significantly increase or decrease.

Trading in the shares of Fook Woo Group Holdings, Ltd. (“Fook Woo”) was halted on the Hong Kong stock exchange on November 28, 2011, pending the publication of Interim Results. Fook Woo continues to be halted. Following the release of several negative announcements concerning Fook Woo, the Pricing Committee valued Fook Woo at $0.00 per share. If trading of Fook Woo resumes on a primary exchange, the value of Fook Woo could significantly increase.

The following table presents the activity of the Guggenheim China Small Cap ETF’s investments measured at fair value using significant unobservable inputs (Level 3 valuations) for the period ended February 28, 2013.

Level 3 Holdings	Securities
(value in $000s)
Beginning Balance at 5/31/12	$ -	*
Net Realized Gain/Loss	-
Change in Unrealized Gain/Loss	76
Purchases	-
Sales	-
Transfers In	314
Transfers Out	-
Ending Balance at 2/28/13	$ 390
* Market value is less than minimum figure disclosed.

FRN Guggenheim Frontier Markets ETF
Portfolio of Investments
February 28, 2013 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 100.0%
	Common Stocks - 86.9%
	Argentina - 7.5%
84,772	Banco Macro SA, ADR	$1,231,737
156,923	BBVA Banco Frances SA, ADR(a)	633,969
103,297	Cresud SACIF y A, ADR	865,629
206,436	Grupo Financiero Galicia SA, ADR(b)	1,081,724
90,081	IRSA Inversiones y Representaciones SA, ADR	744,069
214,342	Pampa Energia SA, ADR(a)	825,217
197,706	Petrobras Argentina SA, ADR	917,356
76,093	Telecom Argentina SA, ADR	935,183
370,203	YPF SA, ADR	4,664,558
		11,899,442

	Chile - 41.5%
45,996	Banco de Chile, ADR(b)	4,579,822
263,478	Banco Santander Chile, ADR(b)	7,656,670
509,149	Cencosud SA, ADR(b)	9,393,799
108,236	Cia Cervecerias Unidas SA, ADR	3,538,235
209,039	Corpbanca SA, ADR(b)	4,603,039
198,367	Empresa Nacional de Electricidad SA, ADR	10,090,929
613,844	Enersis SA, ADR	11,411,360
557,316	Latam Airlines Group SA, ADR(b)	13,158,231
42,815	Vina Concha y Toro SA, ADR(b)	1,793,092
		66,225,177

	Colombia - 9.9%
276,064	Ecopetrol SA, ADR(b)	15,887,483

	Egypt - 7.1%
1,142,675	Commercial International Bank Egypt SAE, GDR(b)	5,713,375
396,597	Egyptian Financial Group-Hermes Holding, GDR(a) (b)	1,388,089
1,050,966	Orascom Telecom Holding SAE, GDR(a) (b)	3,321,053
1,819,471	Orascom Telecom Media And Technology Holding SAE, GDR(b)	873,346
		11,295,863

	Isle of Man - 1.0%
141,677	Zhaikmunai, LP, GDR	1,544,279

	Kazakhstan - 4.6%
188,817	Halyk Savings Bank of Kazakhstan JSC, GDR(a)	1,345,321
310,955	KazMunaiGas Exploration Production JSC, GDR(b)	6,060,513
		7,405,834

	Lebanon - 1.7%
218,715	Solidere, GDR(b)	2,701,130

	Nigeria - 5.3%
1,105,809	Guaranty Trust Bank PLC, GDR(b)	8,459,439

	Oman - 1.5%
391,612	BankMuscat SAOG, GDR	2,408,414

	Peru - 5.7%
112,670	Cementos Pacasmayo SAA, ADR	1,522,172
295,553	Cia de Minas Buenaventura SA, ADR	7,572,068
		9,094,240

	Ukraine - 1.1%
60,040	Avangardco Investments Public Ltd., GDR(a) (b)	617,812
66,623	MHP SA, GDR(a)	1,215,870
		1,833,682

	Total Common Stocks - 86.9%
	(Cost $145,512,892)	138,754,983

	Preferred Stocks - 13.1%
	Chile - 6.8%
67,326	Embotelladora Andina SA, Class B, ADR(b)	2,817,593
143,612	Sociedad Quimica y Minera de Chile SA, ADR(b)	7,958,977
		10,776,570

	Colombia - 6.3%
154,892	BanColombia SA, ADR	10,058,686

	Total Preferred Stocks - 13.1%
	(Cost $19,688,844)	20,835,256

	Right - 0.0%*
209,850	Enersis SA	41,970
	(Cost $0)

	Total Long-Term Investments - 100.0%
	(Cost $165,201,736)	159,632,209

	Investments of Collateral for Securities Loaned - 23.7%
37,887,367	BNY Mellon Securities Lending Overnight Fund, 0.1879%(c) (d)	37,887,367
	(Cost $37,887,367)

	Total Investments - 123.7%
	(Cost $203,089,103)	197,519,576
	Liabilities in excess of Other Assets - (23.7%)	(37,847,672)
	Net Assets - 100.0%	$ 159,671,904

ADR - American Depositary Receipt
GDR - Global Depositary Receipt
JSC - Joint Stock Company
LP - Limited Partnership
PLC - Public Limited Company
SA - Corporation
SAA - Open Corporation
SAE - Corporation
SAOG - Joint Stock Company

*	Less than 0.1%
(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at February 28, 2013.
(c)	At February 28, 2013, the total market value of the Fund's securities on loan was $36,915,758 and the total market value of the collateral held by the Fund was $37,887,367.
(d)	Interest rate shown reflects yield as of February 28, 2013.

See previously submitted notes to financial statements for the period ended November 30, 2012.

Summary of Investments by Sector Classification*
Sector	% of Long-Term Investments
Financial	33.0%
Energy	18.2%
Utilities	14.0%
Consumer, Non-cyclical	12.7%
Basic Materials	9.7%
Consumer, Cyclical	8.2%
Communications	3.2%
Industrial	1.0%

* Subject to change daily. Securities are classified by sectors that represent broad groupings of related industries.

At February 28, 2013, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$203,393,529	$9,869,076	$(15,743,029)	$(5,873,953)

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and ask prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). A valuation committee consisting of representatives from investments, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Funds and convenes monthly, or more frequently as needed.  The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, stale priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices.  On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Fund’s Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs. The Fund did not have any Level 3 securities at February 28, 2013.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of February 28, 2013.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets
Common Stock	$138,755	$-	$-	$138,755
Preferred Stock	20,835	-	-	20,835
Rights	42	-	-	42
Investments of Collateral for Securities Loaned	37,888	-	-	37,888
Total	$197,520	$-	$-	$197,520

The transfers in and out of the valuation levels for the Fund as of the report date when compared to the valuation levels at the end of the previous fiscal year are detailed below.

$(000s)
Transfer from Level 2 to Level 1:	2,408

The transfer from Level 2 to Level 1 was the result of the availability of a sale price on the principal exchange for
BankMuscat SAOG, GDR on February 28, 2013.

HGI Guggenheim International Multi-Asset Income ETF
Portfolio of Investments
February 28, 2013 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 99.6%
	Common Stocks - 84.3%
	Australia - 2.9%
23,922	Australia & New Zealand Banking Group Ltd.	$703,357
27,997	BHP Billiton Ltd.	1,062,498
192,021	Telstra Corp. Ltd.	902,309
28,122	Westpac Banking Corp.	885,865
		3,554,029

	Belgium - 0.4%
5,647	Anheuser-Busch InBev NV	529,776

	Bermuda - 0.8%
600,000	First Pacific Co. Ltd.	793,826
5,500	Jardine Strategic Holdings Ltd.	211,200
		1,005,026

	Brazil - 2.1%
87,761	CPFL Energia SA, ADR(a)	1,800,856
32,059	Ultrapar Participacoes SA, ADR	833,213
		2,634,069

	Canada - 3.6%
27,450	Baytex Energy Corp.	1,146,037
17,841	Canadian Natural Resources Ltd.	543,972
79,677	Enerplus Corp.(a)	1,080,420
88,651	Penn West Petroleum Ltd.	861,688
59,657	Talisman Energy, Inc.	751,479
		4,383,596

	Chile - 3.0%
13,177	Administradora de Fondos de Pensiones Provida SA, ADR	1,365,137
20,200	Banco Santander Chile, ADR(a)	587,012
77,387	Corpbanca SA, ADR	1,704,062
		3,656,211

	China - 2.8%
8,895	China Petroleum & Chemical Corp., ADR	1,010,116
6,405	China Telecom Corp. Ltd., ADR(a)	333,124
2,890,000	Guangshen Railway Co. Ltd.	1,382,606
5,660	PetroChina Co. Ltd., ADR	775,307
		3,501,153

	Colombia - 0.9%
19,055	Ecopetrol SA, ADR(a)	1,096,615

	Denmark - 0.3%
2,220	Novo Nordisk A/S, Class B	388,295

	Finland - 1.8%
15,694	Metso OYJ	675,028
253,646	Nokia OYJ(a)	920,533
50,027	UPM-Kymmene OYJ	585,682
		2,181,243

	France - 5.2%
1,904	Dassault Systemes SA	216,411
88,932	France Telecom SA	862,572
26,383	GDF Suez	499,441
4,029	L'Oreal SA	603,371
12,503	Sanofi	1,186,378
7,792	Sodexo	722,657
11,444	Total SA	572,944
80,875	Veolia Environnement SA	1,019,044
31,690	Vivendi SA	667,850
		6,350,668

	Germany - 4.2%
4,614	Adidas AG	421,041
12,298	BASF SE	1,160,495
70,560	Deutsche Telekom AG	758,913
83,590	Infineon Technologies AG	716,995
4,956	SAP AG	387,782
9,790	Siemens AG	1,019,053
3,186	Volkswagen AG	657,480
		5,121,759

	Hong Kong - 8.6%
56,000	Cheung Kong Holdings Ltd.	870,887
11,747	China Mobile Ltd., ADR	643,736
4,658	CNOOC Ltd., ADR	908,124
85,000	Hang Lung Group Ltd.	517,902
38,800	Hang Seng Bank Ltd.	627,416
7,646,000	Hong Kong Television Network(a)	2,642,382
712,000	Lenovo Group Ltd.	795,105
120,500	Power Assets Holdings Ltd.	1,074,499
528,000	Sino Land Co. Ltd.	960,019
133,000	Wing Hang Bank Ltd.	1,475,805
		10,515,875

	India - 0.3%
7,014	Infosys Ltd., ADR(a)	378,265

	Italy - 1.3%
14,101	Luxottica Group SpA	655,547
1,196,834	Telecom Italia SpA	884,827
		1,540,374

	Japan - 7.6%
21,300	Advantest Corp.	307,056
77,000	Hitachi Ltd.	433,991
19,200	Honda Motor Co. Ltd.	719,012
29,600	Konami Corp.	577,819
53,000	Kubota Corp.	642,825
185,300	Mitsubishi UFJ Financial Group, Inc.	1,030,337
4,500	Nidec Corp.	265,337
21,600	Nippon Telegraph & Telephone Corp.	995,014
656	NTT DoCoMo, Inc.	1,019,623
3,500	ORIX Corp.	391,502
77,000	Shiseido Co. Ltd.	1,025,721
33,200	Sumitomo Mitsui Financial Group, Inc.	1,335,053
10,400	Toyota Motor Corp.	537,134
		9,280,424

	Jersey - 1.4%
4,704	Shire PLC	147,450
12,644	Wolseley PLC	596,325
64,157	WPP PLC	1,026,461
		1,770,236

	Luxembourg - 0.3%
8,613	Tenaris SA, ADR	355,200

	Mexico - 1.4%
2,659	Coca-Cola Femsa SAB de CV, ADR	448,414
3,101	Fomento Economico Mexicano SAB de CV, ADR	346,506
6,760	Grupo Aeroportuario del Sureste SAB de CV, ADR(a)	891,441
		1,686,361

	Netherlands - 3.0%
12,794	ASM International NV	509,314
8,493	Heineken NV	634,999
82,429	Koninklijke Ahold NV	1,185,399
161,922	STMicroelectronics NV	1,291,302
		3,621,014

	New Zealand - 0.5%
291,934	Telecom Corp. of New Zealand Ltd.	585,743

	Norway - 0.5%
11,839	Yara International ASA	567,772

	Peru - 0.2%
9,937	Cia de Minas Buenaventura SA, ADR	254,586

	Portugal - 0.8%
320,164	EDP - Energias de Portugal SA	961,866

	Singapore - 0.5%
40,000	United Overseas Bank Ltd.	616,603

	South Africa - 1.2%
10,544	AngloGold Ashanti Ltd., ADR	255,586
49,409	Gold Fields Ltd., ADR	409,601
20,253	Sasol Ltd., ADR	865,816
		1,531,003

	South Korea - 0.8%
8,233	KB Financial Group, Inc., ADR(b)	291,695
9,306	Shinhan Financial Group Co. Ltd., ADR(b)	361,631
10,776	Woori Finance Holdings Co. Ltd., ADR	389,229
		1,042,555

	Spain - 2.5%
98,210	Banco Bilbao Vizcaya Argentaria SA	954,102
169,402	Banco Santander SA	1,286,949
60,332	Telefonica SA	788,751
		3,029,802

	Sweden - 2.1%
62,821	Swedbank AB, Class A	1,515,579
67,210	Volvo AB, Class B	1,011,461
		2,527,040

	Switzerland - 3.8%
65,959	ABB Ltd.(b)	1,513,269
17,934	Novartis AG	1,223,209
5,495	Roche Holding AG	1,267,171
1,357	Swisscom AG	620,044
		4,623,693

	Taiwan - 2.2%
30,573	Chunghwa Telecom Co. Ltd., ADR(a)	948,374
209,600	Siliconware Precision Industries Co., ADR(a)	1,108,784
36,768	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	671,016
		2,728,174

	United Kingdom - 17.3%
21,679	Anglo American PLC	632,485
17,043	ARM Holdings PLC	247,063
14,292	AstraZeneca PLC	649,860
173,511	Aviva PLC	939,744
125,428	BAE Systems PLC	676,087
329,028	Barclays PLC	1,533,306
17,101	BG Group PLC	302,546
35,412	BHP Billiton PLC	1,122,914
78,157	British Sky Broadcasting Group PLC	1,009,020
311,825	BT Group PLC	1,267,118
38,479	Bunzl PLC	736,540
24,754	Carnival PLC	931,117
23,580	GlaxoSmithKline PLC	521,150
29,407	Imperial Tobacco Group PLC	1,066,857
21,839	InterContinental Hotels Group PLC	634,501
116,780	Invensys PLC	634,791
102,883	J Sainsbury PLC	540,040
185,891	Kingfisher PLC	781,620
58,172	National Grid PLC	644,165
53,307	Pearson PLC	934,596
48,533	Royal Dutch Shell PLC, ADR	3,186,191
12,886	SABMiller PLC	640,991
44,099	Smith & Nephew PLC	473,267
200,895	Spirent Communications PLC	468,096
29,130	SSE PLC	639,391
		21,213,456

	Total Common Stocks - 84.3%
	(Cost $97,037,775)	103,232,482

	Preferred Stocks - 1.3%
	Brazil - 0.8%
11,645	Cia de Bebidas das Americas, ADR	516,805
36,956	Cia Energetica de Minas Gerais, ADR	439,777
		956,582

	Colombia - 0.5%
9,094	BanColombia SA, ADR	590,564

	Total Preferred Stocks - 1.3%
	(Cost $1,576,377)	1,547,146

	Royalty Trusts - 3.0%
	United States - 3.0%
13,807	BP Prudhoe Bay Royalty Trust	1,106,907
81,463	Permian Basin Royalty Trust	1,082,643
90,934	San Juan Basin Royalty Trust(a)	1,451,307
	(Cost $3,699,164)	3,640,857

	Closed End Funds - 9.6%
90,005	Alpine Global Premier Properties Fund(a)	702,039
285,625	Alpine Total Dynamic Dividend Fund	1,142,500
43,503	BlackRock Global Opportunities Equity Trust	595,121
108,659	BlackRock International Growth and Income Trust	835,588
29,085	Cohen & Steers Infrastructure Fund(a)	570,648
70,992	Eaton Vance Tax-Advantaged Global Dividend Income Fund	1,083,338
38,960	Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund(a)	866,860
64,603	Invesco Dynamic Credit Opportunities Fund	858,574
72,888	MFS Charter Income Trust(a)	747,102
106,957	MFS Multimarket Income Trust	780,786
46,965	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	808,737
109,420	NexPoint Credit Strategies Fund	798,766
50,711	Wells Fargo Advantage Multi-Sector Income Fund	832,167
26,443	Western Asset Emerging Markets Debt Fund, Inc.	584,655
35,181	Western Asset Emerging Markets Income Fund, Inc.	546,713
	(Cost $11,165,286)	11,753,594

	Master Limited Partnerships - 1.4%
	United States - 1.4%
59,186	Chesapeake Granite Wash Trust(a)	1,037,531
49,373	SandRidge Mississippian Trust I	748,988
	(Cost $2,602,572)	1,786,519

	Total Long-Term Investments - 99.6%
	(Cost $116,081,174)	121,960,598

	Investments of Collateral for Securities Loaned - 6.4%
7,877,738	BNY Mellon Securities Lending Overnight Fund, 0.1879%(c) (d)	7,877,738
	(Cost $7,877,738)

	Total Investments - 106.0%
	(Cost $123,958,912)	129,838,336
	Liabilities in excess of Other Assets - (6.0%)	(7,369,206)
	Net Assets - 100.0%	$ 122,469,130

AB - Stock Company
ADR - American Depositary Receipt
AG - Stock Corporation
ASA - Stock Company
A/S - Limited Liability Stock Company or Stock Company
NV - Publicly Traded Company
OYJ - Public Traded Company
PLC - Public Limited Company
SA - Corporation
SpA - Limited Share Company
SE - Stock Corporation
SAB de CV - Publicly Traded Company

(a) Security, or portion thereof, was on loan at February 28, 2013.

(b) Non-income producing security.

(c)
At February 28, 2013, the total market value of the Fund's securities on loan was $7,651,070 and the total market value of the collateral held by the Fund was $7,881,633, consisting of cash collateral of $7,877,738 and U.S. Government and Agency securities valued at $3,895.

(d) Interest rate shown reflects yield as of February 28, 2013.

Summary of Investments by Sector Classification*
Financial	18.0%
Communications	15.0%
Energy	13.6%
Consumer, Non-cyclical	13.4%
Industrial	7.2%
Basic Materials	6.4%
Utilities	5.8%
Technology	5.7%
Consumer, Cyclical	5.1%
Diversified	0.2%
Total Common Stocks, Preferred Stocks, Royalty Trusts and Master Limited Partnerships	90.4%
Closed End Funds	9.6%
Total Long-Term Investments	100.0%
* As a percentage of long-term investments. Subject to change daily.
Securities are classified by sectors that represent broad groupings of related industries.

See previously submitted notes to financial statements for the period ended November 30, 2012.

At February 28, 2013, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$124,580,094	$12,686,550	$(7,428,308)	$5,258,242

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and ask prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). A valuation committee consisting of representatives from investments, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Funds and convenes monthly, or more frequently as needed.  The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, stale priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices.  On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Funds’ Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs. The Fund did not have any Level 3 securities at February 28, 2013.

The following table represents the Funds investments carried by caption and by level within the fair value hierarchy as of February 28, 2013:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$103,232	$-	$-	$103,232
Preferred Stock	1,547	-	-	1,547
Royalty Trusts	3,641			3,641
Closed End Funds	11,754	-	-	11,754
Master Limited Partnerships	1,786	-	-	1,786
Investments of Collateral for Securities Loaned	7,878	-	-	7,878
Total	$129,838	$-	$-	$129,838

During the nine months ended February 28, 2013, there were no transfers between levels.

SEA Guggenheim Shipping ETF
Portfolio of Investments
February 28, 2013 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 99.8%
	Common Stocks - 83.2%
	Bermuda - 22.3%
1,100,031	COSCO Pacific Ltd.	$1,761,786
172,558	Frontline Ltd.(a)	352,855
96,601	Knightsbridge Tankers Ltd.	676,207
82,557	Nordic American Tankers Ltd.(b)	738,060
173,000	Orient Overseas International Ltd.	1,219,166
1,683,000	Pacific Basin Shipping Ltd.	991,806
53,195	Ship Finance International Ltd.(b)	899,527
169,079	Tsakos Energy Navigation Ltd.	630,665
		7,270,072

	China - 2.6%
1,520,000	China Shipping Development Co. Ltd.	846,747

	Denmark - 20.6%
719	AP Moller - Maersk A/S, Class B	5,759,060
29,780	D/S Norden A/S	949,326
		6,708,386

	Japan - 16.5%
771,000	Mitsui OSK Lines Ltd.	2,715,966
1,054,000	Nippon Yusen KK	2,661,847
		5,377,813

	Marshall Islands - 12.2%
52,102	Costamare, Inc.(b)	803,413
175,045	Navios Maritime Holdings, Inc.	651,167
44,487	Seaspan Corp.(b)	858,599
33,780	Teekay Corp.	1,172,166
193,278	Teekay Tankers Ltd., Class A(b)	479,330
		3,964,675

	Singapore - 5.8%
525,000	SembCorp Marine Ltd.	1,904,464

	United States - 3.2%
40,620	Matson, Inc.	1,044,340

	Total Common Stocks - 83.2%
	(Cost $27,321,845)	27,116,497

	Master Limited Partnerships - 16.6%
	Marshall Islands - 16.6%
93,381	Capital Product Partners, LP(b)	746,114
35,718	Golar LNG Partners, LP	1,062,610
73,426	Navios Maritime Partners, LP(b)	1,011,810
33,662	Teekay LNG Partners, LP	1,317,867
45,118	Teekay Offshore Partners, LP(b)	1,262,853
	(Cost $4,734,881)	5,401,254

	Total Long-Term Investments - 99.8%
	(Cost $32,056,726)	32,517,751

	Investments of Collateral for Securities Loaned - 9.2%
2,996,210	BNY Mellon Securities Lending Overnight Fund, 0.1879%(c) (d)	2,996,210
	(Cost $2,996,210)

	Total Investments - 109.0%
	(Cost $35,052,936)	35,513,961
	Liabilities in excess of Other Assets - (9.0%)	(2,945,481)
	Net Assets - 100.0%	$ 32,568,480

A/S - Limited Liability Stock Company or Stock Company
KK - Joint Stock Company
LP - Limited Partnership

(a)	Non-income producing security.

(b)	Security, or portion thereof, was on loan at February 28, 2013.

(c)	At February 28, 2013, the total market value of the Fund's securities on loan was $2,884,954 and the total market value of the collateral held by the Fund was $2,996,210.

(d)	Interest rate shown reflects yield as of February 28, 2013.

Summary of Investments by Sector Classification
Sector*	% of Long-Term Investments
Industrial	94.6%
Financial	5.4%

* Subject to change daily. Securities are classified by sectors that represent broad groupings of related industries.

See previously submitted notes to financial statements for the period ended November 30, 2012.

At February 28, 2013, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$36,119,004	$3,342,720	$(3,947,763)	$(605,043)

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and ask prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). A valuation committee consisting of representatives from investments, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Funds and convenes monthly, or more frequently as needed.  The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, stale priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices.  On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Funds’ Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs. The Fund did not have any Level 3 securities at February 28, 2013.

The following table represents the Funds investments carried by caption and by level within the fair value hierarchy as of February 28, 2013:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$27,117	$-	$-	$27,117
Master Limited Partnerships	5,401	-	-	5,401
Investments of Collateral for Securities Loaned	2,996	-	-	2,996
Total	$35,514	$-	$-	$35,514

During the nine months ended February 28, 2013, there were no transfers between levels.

CUT Guggenheim Timber ETF
Portfolio of Investments
February 28, 2013 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 99.9%
	Common Stocks - 94.0%
	Brazil - 7.0%
571,800	Duratex SA	$4,786,450
1,093,809	Fibria Celulose SA, ADR(a) (b)	12,666,308
		17,452,758

	Canada - 10.9%
619,091	Canfor Corp.(b)	11,700,733
185,916	West Fraser Timber Co. Ltd.	15,371,684
		27,072,417

	Finland - 6.8%
1,295,517	Stora ENSO OYJ, R Shares	8,722,526
697,957	UPM-Kymmene OYJ	8,171,207
		16,893,733

	Ireland - 6.0%
962,193	Smurfit Kappa Group PLC	15,000,734

	Japan - 11.2%
905,000	Hokuetsu Kishu Paper Co. Ltd.	4,884,999
443,400	Nippon Paper Group, Inc.(a)	7,756,857
1,941,000	OJI Holdings Corp.	7,426,544
770,300	Sumitomo Forestry Co. Ltd.	7,639,546
		27,707,946

	Portugal - 4.8%
3,328,561	Portucel Empresa Produtora de Pasta e Papel SA	11,823,283

	South Africa - 2.7%
516,033	Mondi Ltd.	6,579,310

	Spain - 1.5%
1,193,440	Ence Energia y Celulosa SA	3,697,778

	Sweden - 8.7%
269,477	Holmen AB, B Shares	8,311,540
536,702	Svenska Cellulosa AB, B Shares	13,164,624
		21,476,164

	United States - 34.4%
97,144	Domtar Corp.	7,243,057
186,714	Greif, Inc., Class A	9,498,141
266,755	International Paper Co.	11,739,887
306,929	MeadWestvaco Corp.	10,960,435
234,375	Plum Creek Timber Co., Inc., REIT	11,367,187
174,342	Potlatch Corp., REIT	7,672,791
210,425	Rayonier, Inc., REIT	11,756,445
213,803	Wausau Paper Corp.	2,110,236
438,616	Weyerhaeuser Co., REIT	12,899,697
		85,247,876

	Total Common Stocks - 94.0%
	(Cost $197,545,109)	232,951,999

	Preferred Stock - 0.9%
	Brazil - 0.9%
628,900	Suzano Papel E Celulose SA(b)	$2,115,313
	(Cost $1,989,285)

	Participation Notes (c) - 5.0%
	Brazil - 5.0%
1,141,800	Barclays Bank PLC certificates linked to the performance of Suzano Papel E Celulose SA, Series 0002(d)	3,840,456
1,037,200	Morgan Stanley BV certificates linked to the performance of Duratex SA, Series 0002	8,682,245
	(Cost $14,742,807)	12,522,701

	Total Long-Term Investments - 99.9%
	(Cost $214,277,201)	247,590,013

	Investments of Collateral for Securities Loaned - 5.2%
12,804,774	BNY Mellon Securities Lending Overnight Fund, 0.1879%(e) (f)	12,804,774
	(Cost $12,804,774)

	Total Investments - 105.1%
	(Cost $227,081,975)	260,394,787
	Liabilities in excess of Other Assets - (5.1%)	(12,490,100)
	Net Assets - 100.0%	$ 247,904,687

AB - Stock Company
ADR - American Depositary Receipt
BV - Limited Liability Company
OYJ - Public Traded Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SA - Corporation

(a) Security, or portion thereof, was on loan at February 28, 2013.
(b) Non-income producing security.
(c)
Participation notes are issued by banks or broker-dealers and are promissory notes that are designed to offer a return linked to the performance of a particular underlying equity security or market. The return on a participation note that is linked to a particular underlying security generally is increased to the extent of any dividends paid in connection with the underlying security.

(d)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2013, these securities amounted to $3,840,456, which represents 1.5% of net assets.

(e)
At February 28, 2013, the total market value of the Fund's securities on loan was $12,474,875 and the total market value of the collateral held by the Fund was $12,982,062, consisting of cash collateral of $12,804,774 and U.S. Government and Agency securities valued at $177,288.

(f) Interest rate shown reflects yield as of February 28, 2013.

See previously submitted notes to financial statements for the period ended November 30, 2012.

Summary of Investments by Sector Classification*
Basic Materials	70.0%
Financial	22.7%
Industrial	5.8%
Energy	1.5%

* Subject to change daily. Based on long-term investments. Securities are classified by sectors that represent broad groupings of related industries.

At February 28, 2013, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$229,210,434	$42,420,883	$(11,236,530)	$31,184,353

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and ask prices. Equity securities that are traded primarily on the NASDAQ
Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust ("Board of Trustees"). A valuation committee consisting of representatives from investments, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Funds and convenes monthly, or more frequently as needed.  The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, stale priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices.  On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Fund’s Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii)
the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services,
(vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates;
indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs.
The Fund did not have any Level 3 securities at February 28, 2013.

The following table represents the Fund’s investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of February 28, 2013:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$232,952	$-	$-	$232,952
Preferred Stock	2,115	-	-	2,115
Participation Notes	-	12,523	-	12,523
Investments of Collateral for Securities Loaned	12,805	-	-	12,805
Total	$247,872	$12,523	$-	$260,395

During the nine months ended February 28, 2013, there were no transfers between levels.

RMB Guggenheim Yuan Bond ETF
Portfolio of Investments
February 28, 2013 (unaudited)

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Corporate Bonds - 98.8%
	Auto Manufacturers - 4.1%
CNY 1,000,000	Volkswagen International Finance NV, Series EMTN (Netherlands)	A-	2.150%	05/23/2016	N/A	$158,663

	Banks - 38.6%
1,000,000	Agricultural Development Bank of China (China)	AA-	2.980%	06/22/2014	N/A	161,159
1,000,000	Bank of Communications Co. Ltd., Series FXCD (China)	NR	1.350%	04/01/2014	N/A	157,965
1,000,000	China Development Bank Corp. (China)	AA-	4.200%	01/19/2027	N/A	167,049
1,000,000	Export-Import Bank of China (China)	AA-	3.350%	06/18/2017	N/A	163,241
1,000,000	Export-Import Bank of China (China)	AA-	4.150%	06/18/2027	N/A	166,222
1,000,000	Export-Import Bank of Korea, Series EMTN (South Korea)	A+	3.250%	07/27/2015	N/A	162,729
1,000,000	HSBC Bank PLC, Series EMTN (United Kingdom)	AA-	2.875%	04/30/2015	N/A	163,385
1,000,000	Industrial & Commercial Bank of China Asia Ltd., Series EMTN (Hong Kong)	NR	6.000%	11/04/2021	11/05/16 @ 100	175,317
1,000,000	Korea Development Bank (South Korea)	A	3.300%	06/21/2015	N/A	162,882
						1,479,949

	Chemicals - 4.2%
1,000,000	Air Liquide Finance SA (France)	A	3.000%	09/19/2016	N/A	162,506

	Distribution & Wholesale - 4.4%
1,000,000	Mitsui & Co. Ltd., Series EMTN (Japan)	A+	4.250%	03/01/2017	N/A	167,213

	Diversified Financial Services - 4.2%
1,000,000	Caterpillar Financial Services Corp., Series EMTN	A	2.900%	03/16/2014	N/A	161,643

	Gas - 4.0%
1,000,000	HKCG Finance Ltd., Series EMTN (Hong Kong)	A+	1.400%	04/11/2016	N/A	154,031

	Home Furnishings - 4.2%
1,000,000	BSH Bosch und Siemens Hausgeraete GmbH, Series REGS (Germany)	A	2.375%	09/29/2014	N/A	160,295

	Oil & Gas - 4.2%
1,000,000	BP Capital Markets PLC, Series EMTN (United Kingdom)	A	1.700%	09/15/2014	N/A	159,551

	Real Estate - 4.2%
1,000,000	Global Logistic Properties Ltd., Series REGS (Singapore)	Baa2	3.375%	05/11/2016	N/A	161,041

	Retail - 4.2%
1,000,000	Lotte Shopping Business Management Hong Kong Ltd. (Hong Kong)	Baa1	4.000%	02/09/2015	N/A	163,096

	Sovereign - 18.3%
1,000,000	China Government Bond, Series REGS (China)	AA-	0.600%	08/18/2014	N/A	158,048
500,000	China Government Bond (China)	AA-	1.800%	12/01/2015	N/A	79,701
2,000,000	China Government Bond, Series REGS (China)	AA-	1.400%	08/18/2016	N/A	312,960
1,000,000	China Government Bond, Series REGS (China)	AA-	1.940%	08/18/2018	N/A	156,220
						706,929

	Telecommunications - 4.2%
1,000,000	Axiata SPV2 BHD, Series EMTN (Malaysia)	BBB-	3.750%	09/18/2014	N/A	162,446

	Total Corporate Bonds - 98.8%
	(Cost $3,704,751)					3,797,363

	Total Investments - 98.8%
	(Cost $3,704,751)					3,797,363
	Other Assets in excess of Liabilities - 1.2%					45,880
	Net Assets - 100.0%					$ 3,843,243

GmbH - Limited Liability
N/A- Not Applicable
NV - Publicly Traded Company
PLC - Public Limited Company
SA - Corporation

*
Ratings shown are per Standard & Poor's Rating Group, Moody's Investor Services, Inc. or Fitch Ratings.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

** Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.

See previously submitted notes to financial statements for the period ended November 30, 2012.

Country Allocation***
China	40.1%
Hong Kong	13.0%
South Korea	8.6%
United Kingdom	8.5%
Japan	4.4%
France	4.3%
Malaysia	4.3%
United States	4.2%
Singapore	4.2%
Germany	4.2%
Netherlands	4.2%

*** Subject to change daily. Based on total investments.

At February 28, 2013, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$3,704,751	$92,943	$(331)	$92,612

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and ask prices. Equity securities that are traded primarily on the NASDAQ
Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust ("Board of Trustees"). A valuation committee consisting of representatives from investments, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Funds and convenes monthly, or more frequently as needed.  The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, stale priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices.  On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Fund’s Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii)
the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services,
(vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates;
indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs.
The Fund did not have any Level 3 securities at February 28, 2013.

The following table represents the Fund’s investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of February 28, 2013:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$-	$3,797	$-	$3,797
Total	$-	$3,797	$-	$3,797

During the nine months ended February 28, 2013, there were no transfers between levels.

Item 2.                      Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.                      Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Claymore Exchange-Traded Fund Trust 2

By:	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
Chief Executive Officer

Date:	April 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
Chief Executive Officer

Date:	April 29, 2013

By:	/s/ John L. Sullivan
John L. Sullivan
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	April 29, 2013